FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
NOTE 21 - FINANCIAL INSTRUMENTS
21.1 Financial assets and liabilities by categories

		At December 31,
		2022				2021
(in millions of Euros)	Notes	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total
Cash and cash equivalents	12	166	—	—	166	147	—	—	147
Trade receivables	13	—	—	465	465	—	—	603	603
Other financial assets		—	37	2	39	—	70	—	70
Total		166	37	467	670	147	70	603	820

		At December 31,
		2022				2021
(in millions of Euros)	Notes	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total
Trade payables and fixed asset payables	19	1,191	—	—	1,191	1,087	—	—	1,087
Borrowings	20	2,056	—	—	2,056	2,129	—	—	2,129
Other financial liabilities		—	40	15	55	—	26	5	31
Total		3,247	40	15	3,302	3,216	26	5	3,247
21.2 Fair values
The carrying value of the Group’s borrowings at maturity is the redemption value.
The fair value of Constellium SE Senior Notes issued in November 2017, June 2020, February 2021 and June 2021 account for 97%, 92%, 82% and 80% respectively of the nominal value and amount to €657 million, €282 million, €385 million and €239 million, respectively, at December 31, 2022.
All derivatives are presented at fair value in the Consolidated Statement of Financial Position. The fair values of trade receivables, other financial assets and liabilities approximate their carrying values, as a result of their liquidity or short maturity.

	At December 31,
	2022			2021
(in millions of Euros)	Non-current	Current	Total	Non-current	Current	Total
Aluminium and premium derivatives	2	7	9	9	38	47
Energy derivatives	3	2	5	1	1	2
Other commodity derivatives	—	2	2	—	4	4
Currency commercial derivatives	3	20	23	2	14	16
Currency net debt derivatives	—	—	—	—	1	1
Other financial assets - derivatives	8	31	39	12	58	70

Aluminium and premium derivatives	—	19	19	—	14	14
Energy derivatives	3	7	10	—	—	—
Other commodity derivatives	—	1	1	—	—	—
Currency commercial derivatives	11	14	25	6	11	17
Other financial liabilities - derivatives	14	41	55	6	25	31
In the year ended December 31, 2021, forward purchases of $565 million versus the Euro using cross currency basis swaps were not renewed when they reached their maturity or were bought out before their initial maturity in connection with the refinancing of the Senior Notes. This transaction generated a cash outflow of €32 million which is presented in Other financing activities within the Consolidated Statement of Cash Flows in the year ended December 31, 2021.
21.3 Valuation hierarchy
The following table provides an analysis of financial instruments measured at fair value, grouped into levels based on the degree to which the fair value is observable:
•Level 1 is based on a quoted price (unadjusted) in active markets for identical financial instruments. Level 1 includes aluminium, copper and zinc futures that are traded on the LME.
•Level 2 is based on inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. prices) or indirectly (i.e. derived from prices). Level 2 includes foreign exchange derivatives and natural gas derivatives. The present value of future cash flows based on the forward or on the spot exchange rates at the balance sheet date is used to value foreign exchange derivatives.
•Level 3 is based on inputs for the asset or liability that are not based on observable market data (unobservable inputs). Trade receivables are classified as a Level 3 measurement under the fair value hierarchy.

	At December 31,
	2022				2021
(in millions of Euros)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other financial assets - derivatives	6	33	—	39	41	29	—	70
Other financial liabilities - derivatives	17	38	—	55	13	18	—	31
There was no material transfer of asset and liability categories into or out of Level 1, Level 2 or Level 3 during the years ended December 31, 2022 and 2021.